NOTES RECEIVABLE (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Notes receivable	$ 69,698	$ 69,698
Notes Receivable Interest Rate Terms	ranging from 3.00% to prime + 1.00%.
Prime Rate	3.25%	3.25%